Financial Risk Management - Schedule of Borrowings which Expose Interest Rate Risk Together with the Maximum and Minimum Interest Rates Being Earned (Parenthetical) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Disclosure of Financial Risk Management [Line Items]
Principal amount of loans	$ 96,634	$ 94,245
Hercules Capital, Inc | Tranche One
Disclosure of Financial Risk Management [Line Items]
Principal amount of loans		$ 50,000